Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Free Bond Fund
Class Name	Fidelity® Tax-Free Bond Fund
Trading Symbol	FTABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tax-Free Bond Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Bond Fund	$ 12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 3,826,705,638
Holdings Count | shares	1,269
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,826,705,638
Number of Holdings	1,269
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 43.0 Health Care 12.7 Transportation 11.2 Special Tax 8.7 Electric Utilities 6.9 Education 6.2 Others(Individually Less Than 5%) 8.4 97.1 AAA 5.0 AA 41.5 A 38.9 BBB 6.3 BB 1.7 B 0.3 Not Rated 3.4 Short-Term Investments and Net Other Assets (Liabilities) 2.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.0 AA - 41.5 A - 38.9 BBB - 6.3 BB - 1.7 B - 0.3 Not Rated - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Alabama 12.0 Texas 10.3 Illinois 8.9 New York 8.8 Georgia 5.1
Fidelity Sustainable Intermediate Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Trading Symbol	FSIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Intermediate Municipal Income Fund	$ 18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 25,420,925
Holdings Count | shares	273
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$25,420,925
Number of Holdings	273
Portfolio Turnover	37%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 39.9 Housing 15.4 Health Care 11.1 Education 10.2 Electric Utilities 5.5 Special Tax 5.3 Water & Sewer 5.3 Others(Individually Less Than 5%) 7.4 100.1 AAA 15.0 AA 51.2 A 26.2 BBB 5.7 BB 1.4 Not Rated 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 15.0 AA - 51.2 A - 26.2 BBB - 5.7 BB - 1.4 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.7 Alabama 12.0 California 7.7 Georgia 6.2 New York 5.4
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class Z
Trading Symbol	FASVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 15	0.31%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
Net Assets	$ 25,420,925
Holdings Count | shares	273
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$25,420,925
Number of Holdings	273
Portfolio Turnover	37%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 39.9 Housing 15.4 Health Care 11.1 Education 10.2 Electric Utilities 5.5 Special Tax 5.3 Water & Sewer 5.3 Others(Individually Less Than 5%) 7.4 100.1 AAA 15.0 AA 51.2 A 26.2 BBB 5.7 BB 1.4 Not Rated 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 15.0 AA - 51.2 A - 26.2 BBB - 5.7 BB - 1.4 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.7 Alabama 12.0 California 7.7 Georgia 6.2 New York 5.4
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class M
Trading Symbol	FASLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 25,420,925
Holdings Count | shares	273
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$25,420,925
Number of Holdings	273
Portfolio Turnover	37%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 39.9 Housing 15.4 Health Care 11.1 Education 10.2 Electric Utilities 5.5 Special Tax 5.3 Water & Sewer 5.3 Others(Individually Less Than 5%) 7.4 100.1 AAA 15.0 AA 51.2 A 26.2 BBB 5.7 BB 1.4 Not Rated 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 15.0 AA - 51.2 A - 26.2 BBB - 5.7 BB - 1.4 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.7 Alabama 12.0 California 7.7 Georgia 6.2 New York 5.4
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class I
Trading Symbol	FASUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 25,420,925
Holdings Count | shares	273
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$25,420,925
Number of Holdings	273
Portfolio Turnover	37%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 39.9 Housing 15.4 Health Care 11.1 Education 10.2 Electric Utilities 5.5 Special Tax 5.3 Water & Sewer 5.3 Others(Individually Less Than 5%) 7.4 100.1 AAA 15.0 AA 51.2 A 26.2 BBB 5.7 BB 1.4 Not Rated 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 15.0 AA - 51.2 A - 26.2 BBB - 5.7 BB - 1.4 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.7 Alabama 12.0 California 7.7 Georgia 6.2 New York 5.4
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class C
Trading Symbol	FASNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 67	1.37%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.37%
Net Assets	$ 25,420,925
Holdings Count | shares	273
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$25,420,925
Number of Holdings	273
Portfolio Turnover	37%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 39.9 Housing 15.4 Health Care 11.1 Education 10.2 Electric Utilities 5.5 Special Tax 5.3 Water & Sewer 5.3 Others(Individually Less Than 5%) 7.4 100.1 AAA 15.0 AA 51.2 A 26.2 BBB 5.7 BB 1.4 Not Rated 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 15.0 AA - 51.2 A - 26.2 BBB - 5.7 BB - 1.4 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.7 Alabama 12.0 California 7.7 Georgia 6.2 New York 5.4
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class A
Trading Symbol	FASJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 25,420,925
Holdings Count | shares	273
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$25,420,925
Number of Holdings	273
Portfolio Turnover	37%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 39.9 Housing 15.4 Health Care 11.1 Education 10.2 Electric Utilities 5.5 Special Tax 5.3 Water & Sewer 5.3 Others(Individually Less Than 5%) 7.4 100.1 AAA 15.0 AA 51.2 A 26.2 BBB 5.7 BB 1.4 Not Rated 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 15.0 AA - 51.2 A - 26.2 BBB - 5.7 BB - 1.4 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.7 Alabama 12.0 California 7.7 Georgia 6.2 New York 5.4
Fidelity Series Large Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Large Cap Value Index Fund
Class Name	Fidelity® Series Large Cap Value Index Fund
Trading Symbol	FIOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Large Cap Value Index Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Value Index Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 12,008,713,126
Holdings Count | shares	874
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$12,008,713,126
Number of Holdings	874
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.4 Information Technology 18.3 Health Care 12.6 Industrials 11.1 Consumer Discretionary 11.0 Consumer Staples 7.3 Energy 5.9 Utilities 3.7 Real Estate 3.6 Materials 3.6 Communication Services 3.2 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.8 Canada 0.2 United Kingdom 0.0 Australia 0.0 Bermuda 0.0 Mexico 0.0 Puerto Rico 0.0 Guatemala 0.0 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Canada - 0.2 United Kingdom - 0.0 Australia - 0.0 Bermuda - 0.0 Mexico - 0.0 Puerto Rico - 0.0 Guatemala - 0.0 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 6.6 Apple Inc 5.5 Microsoft Corp 4.8 Berkshire Hathaway Inc Class B 2.7 JPMorgan Chase & Co 2.6 ExxonMobil Holdings Corp 1.8 Johnson & Johnson 1.7 Cisco Systems Inc 1.2 Walmart Inc 1.2 AbbVie Inc 1.1 29.2
Fidelity SAI Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Tax-Free Bond Fund
Class Name	Fidelity® SAI Tax-Free Bond Fund
Trading Symbol	FSAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Tax-Free Bond Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Tax-Free Bond Fund	$ 12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 5,931,905,029
Holdings Count | shares	1,828
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$5,931,905,029
Number of Holdings	1,828
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 44.0 Health Care 12.1 Special Tax 9.5 Electric Utilities 7.2 Transportation 6.8 Housing 6.5 Water & Sewer 5.9 Others(Individually Less Than 5%) 6.2 98.2 AAA 6.4 AA 50.0 A 33.4 BBB 4.4 BB 0.9 B 0.1 Not Rated 3.0 Short-Term Investments and Net Other Assets (Liabilities) 1.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 6.4 AA - 50.0 A - 33.4 BBB - 4.4 BB - 0.9 B - 0.1 Not Rated - 3.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.9 New York 12.5 Alabama 11.0 Illinois 7.3 Georgia 4.9
Fidelity SAI Sustainable Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Municipal Income Fund
Class Name	Fidelity® SAI Sustainable Municipal Income Fund
Trading Symbol	FASWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Municipal Income Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Municipal Income Fund	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 97,430,869
Holdings Count | shares	433
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$97,430,869
Number of Holdings	433
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 33.8 Health Care 18.4 Housing 14.7 Education 12.2 Water & Sewer 8.4 Electric Utilities 6.3 Others(Individually Less Than 5%) 7.0 100.8 AAA 11.6 AA 57.1 A 25.9 BBB 5.9 BB 0.1 Not Rated 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 11.6 AA - 57.1 A - 25.9 BBB - 5.9 BB - 0.1 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (0.8)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Alabama 12.9 Texas 10.1 New York 9.4 Georgia 6.2 Illinois 4.6
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Class Name	Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Trading Symbol	FASYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 27,325,773
Holdings Count | shares	139
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$27,325,773
Number of Holdings	139
Portfolio Turnover	67%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 21.4 Health Care 15.0 Electric Utilities 14.9 Resource Recovery 14.8 Housing 12.2 Industrial Development 8.4 Synthetics 5.1 Others(Individually Less Than 5%) 6.7 98.5 AAA 5.2 AA 33.6 A 54.1 BBB 0.5 Not Rated 5.1 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.2 AA - 33.6 A - 54.1 BBB - 0.5 Not Rated - 5.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Alabama 9.2 Florida 8.7 California 8.7 Georgia 8.1 Texas 7.6
Fidelity SAI Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Conservative Income Municipal Bond Fund
Class Name	Fidelity® SAI Conservative Income Municipal Bond Fund
Trading Symbol	FSMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Conservative Income Municipal Bond Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Conservative Income Municipal Bond Fund	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 1,604,430,742
Holdings Count | shares	451
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,604,430,742
Number of Holdings	451
Portfolio Turnover	81%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 26.2 Synthetics 17.9 Resource Recovery 11.1 Industrial Development 9.3 Transportation 8.6 Health Care 8.4 Housing 8.2 Electric Utilities 7.1 Others(Individually Less Than 5%) 4.2 101.0 AAA 4.3 AA 31.6 A 44.5 BBB 6.1 Not Rated 14.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.3 AA - 31.6 A - 44.5 BBB - 6.1 Not Rated - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - (0.8)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.0 New York 12.0 California 8.5 Alabama 7.0 Florida 6.4